Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 233,747	$ 157,208
Gross unrealized gains	1,111	1,037
Gross unrealized losses	(1,665)	(1,885)
Fair value	233,193	156,360
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	46,054	13,165
Gross unrealized gains	44	31
Gross unrealized losses	(23)	(27)
Fair value	46,075	13,169
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,442	7,563
Gross unrealized gains	29	27
Gross unrealized losses	(69)	(36)
Fair value	9,402	7,554
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	113,122	81,632
Gross unrealized gains	280	333
Gross unrealized losses	(1,487)	(1,699)
Fair value	111,915	80,266
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,123	10,199
Gross unrealized gains	17	6
Gross unrealized losses	(39)	(49)
Fair value	18,101	10,156
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,685	2,646
Gross unrealized gains	6	3
Gross unrealized losses	(8)	(15)
Fair value	2,683	2,634
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,914	9,343
Gross unrealized gains	12	17
Gross unrealized losses	(4)	(3)
Fair value	9,922	9,357
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	33,644	31,932
Gross unrealized gains	111	101
Gross unrealized losses	(30)	(51)
Fair value	33,725	31,982
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	763	728
Gross unrealized gains	612	519
Gross unrealized losses	(5)	(5)
Fair value	$ 1,370	$ 1,242